Submission	Jul. 29, 2025
Submission [Line Items]
Central Index Key	0001014473
Registrant Name	VERISIGN INC/CA
Registration File Number	333-288995
Form Type	S-3
Submission Type	424B3
Fee Exhibit Type	EX-FILING FEES